Investment Securities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Available-for-sale Securities and Held-to-maturity Securities [Table Text Block]

At March 31, 2015:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥35,079,893	¥327,023		¥1,284		¥35,405,632
Japanese prefectural and municipal bonds	186,872	7,610		67		194,415
Foreign governments and official institutions bonds	1,661,286	23,590		2,372		1,682,504
Corporate bonds	1,226,314	30,438		1,128		1,255,624
Residential mortgage-backed securities	942,256	640		11,168		931,728
Commercial mortgage-backed securities	207,534	1,848		1,800		207,582
Asset-backed securities	1,255,920	559		10,439		1,246,040
Other debt securities(1)	179,915	5,537		3,149		182,303
Marketable equity securities	2,568,291	3,823,020		6,735		6,384,576

Total	¥43,308,281	¥4,220,265		¥38,142		¥47,490,404

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,126,212	¥16,091		¥1,535		¥1,140,768
Foreign governments and official institutions bonds	77,487	1,556		—		79,043
Corporate bonds	300	—		—		300
Residential mortgage-backed securities	716,296	9,206	(2)	649	(3)	724,853
Commercial mortgage-backed securities	209,517	6,438		778	(3)	215,177
Asset-backed securities	2,000,639	25,746		2,387		2,023,998

Total	¥4,130,451	¥59,037		¥5,349		¥4,184,139

Notes:

(1)	Other debt securities in the table above are private placement debt conduit bonds.
(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥320 million at March 31, 2015 and are not included in the table above.
(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥7,545 million and ¥9,909 million, respectively, at March 31, 2015 and are not included in the table above.

At March 31, 2016:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥28,427,163	¥701,250		¥572		¥29,127,841
Japanese prefectural and municipal bonds	441,720	13,362		84		454,998
Foreign governments and official institutions bonds	2,046,787	28,850		1,569		2,074,068
Corporate bonds	998,616	25,388		724		1,023,280
Residential mortgage-backed securities	898,381	292		11,921		886,752
Commercial mortgage-backed securities	192,585	618		3,074		190,129
Asset-backed securities	1,669,114	1,969		4,301		1,666,782
Other debt securities(1)	180,322	4,657		2,194		182,785
Marketable equity securities	2,660,045	3,000,018		40,467		5,619,596

Total	¥37,514,733	¥3,776,404		¥64,906		¥41,226,231

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,101,107	¥58,008		¥—		¥1,159,115
Foreign governments and official institutions bonds	89,335	1,344		424		90,255
Corporate bonds	200	—		—		200
Residential mortgage-backed securities	938,505	5,899	(2)	4,923	(3)	939,481
Commercial mortgage-backed securities	201,126	5,551		638	(3)	206,039
Asset-backed securities	1,536,395	8,771		9,008		1,536,158

Total	¥3,866,668	¥79,573		¥14,993		¥3,931,248

Notes:

(1)	Other debt securities in the table above include ¥168,678 million of private placement debt conduit bonds.
(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥229 million at March 31, 2016 and are not included in the table above.
(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥6,183 million and ¥8,748 million, respectively, at March 31, 2016 and are not included in the table above.

Amortized Cost and Fair Value by Contractual Maturity [Table Text Block]

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥263	¥263	¥12,092,371
Due from one year to five years	131,416	134,442	11,025,203
Due from five years to ten years	2,442,155	2,503,211	6,666,948
Due after ten years	1,292,834	1,293,332	5,822,113

Total	¥3,866,668	¥3,931,248	¥35,606,635

Investments by Length and Category in Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2015:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,858,282	¥1,284	¥—	¥—	¥6,858,282	¥1,284	35
Japanese prefectural and municipal bonds	12,943	67	—	—	12,943	67	8
Foreign governments and official institutions bonds	308,929	1,161	139,795	1,211	448,724	2,372	74
Corporate bonds	181,030	882	65,506	246	246,536	1,128	490
Residential mortgage-backed securities	74,782	213	760,354	10,955	835,136	11,168	329
Commercial mortgage-backed securities	17,290	50	104,223	1,750	121,513	1,800	128
Asset-backed securities	109,186	873	184,172	9,566	293,358	10,439	125
Other debt securities	9,086	318	112,972	2,831	122,058	3,149	50
Marketable equity securities	104,102	6,714	616	21	104,718	6,735	65

Total	¥7,675,630	¥11,562	¥1,367,638	¥26,580	¥9,043,268	¥38,142	1,304

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥198,580	¥1,535	¥—	¥—	¥198,580	¥1,535	1
Residential mortgage-backed securities	48,068	189	282,193	460	330,261	649	151
Commercial mortgage-backed securities	16,155	35	187,059	743	203,214	778	31
Asset-backed securities	141,347	598	439,391	1,789	580,738	2,387	22

Total	¥404,150	¥2,357	¥908,643	¥2,992	¥1,312,793	¥5,349	205

	Less than 12 months		12 months or more		Total
At March 31, 2016:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥4,210,052	¥572	¥—	¥—	¥4,210,052	¥572	53
Japanese prefectural and municipal bonds	36,613	84	—	—	36,613	84	19
Foreign governments and official institutions bonds	277,903	1,152	35,577	417	313,480	1,569	59
Corporate bonds	55,166	387	29,218	337	84,384	724	182
Residential mortgage-backed securities	570,638	6,957	279,258	4,964	849,896	11,921	402
Commercial mortgage-backed securities	139,358	2,911	7,860	163	147,218	3,074	137
Asset-backed securities	268,896	1,554	155,612	2,747	424,508	4,301	149
Other debt securities	14,474	432	76,212	1,762	90,686	2,194	36
Marketable equity securities	301,806	39,601	4,012	866	305,818	40,467	120

Total	¥5,874,906	¥53,650	¥587,749	¥11,256	¥6,462,655	¥64,906	1,157

Held-to-maturity securities:
Debt securities:
Foreign governments and official institution bonds	¥23,698	¥424	¥—	¥—	¥23,698	¥424	4
Residential mortgage-backed securities	397,672	4,760	205,644	163	603,316	4,923	227
Commercial mortgage-backed securities	23,735	155	172,241	483	195,976	638	31
Asset-backed securities	680,621	4,756	381,783	4,252	1,062,404	9,008	46

Total	¥1,125,726	¥10,095	¥759,668	¥4,898	¥1,885,394	¥14,993	308

Roll-forward of Credit Loss Component Recognized in Earnings [Table Text Block]

	2014	2015	2016
	(in millions)
Balance at beginning of fiscal year	¥24,525	¥12,556	¥8,814

Additions:
Initial credit impairments	1,466	2,728	915
Subsequent credit impairments	1,139	785	48

Reductions:
Securities sold or matured	(14,574)	(7,255)	(3,086)

Balance at end of fiscal year	¥12,556	¥8,814	¥6,691